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                    SEWARD & KISSEL LLP
                    1200 G Street, N.W.
                         Suite 350
                   Washington D.C. 20005

                 Telephone: (202) 737-8833
                 Facsimile: (202) 737-5184



                                  May 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


 Alliance Variable Products Series Fund, Inc. (the "Fund")
             (File Nos. 33-18647 and 811-5398)


Dear Sir or Madam:

    On behalf of Alliance Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933.
In this regard, we certify that the Prospectuses for the Fund that would have been filed pursuant to 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2002.

                                  Sincerely,


                                  /s/  Nora L. Sheehan
                                  __________________________
                                       Nora L. Sheehan












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